Financial instruments by category (Tables)	12 Months Ended
Jun. 30, 2026
Financial Instruments By Category
Schedule of financial assets measured at amortized cost and financial liabilities at amortized cost

At the reporting date, the aggregate carrying amounts of financial assets, at FVPL, financial assets measured at amortized cost and financial liabilities at amortized cost were as follows:

	June 30, 2026	June 30, 2026	June 30, 2025
	US$	S$	S$

Financial assets measured at amortized cost
Trade and other receivables	7,848,968	10,157,353	8,924,312
Cash and cash equivalents	409,464	529,887	3,044,466
Amount due from related parties	768,730	994,812	-
Total financial assets measured at amortized cost	9,027,162	11,682,052	11,968,778

Financial liabilities measured at amortized cost
Trade and other payables	2,582,962	3,342,610	6,295,147
Amount due to related parties	744,038	962,860	1,450,305
Borrowings	1,989,904	2,575,135	61,371
Total financial liabilities measured at amortized cost	5,316,904	6,880,605	7,806,823